Intangible Assets, net (Tables)	9 Months Ended
Sep. 30, 2012
Intangible Assets, net [Abstract]
Schedule of Intangible Assets, net
	Useful	September 30,	December 31,
	life	2011	2010
		Unaudited	Aaudited
	years	(in thousands)
Original amount:
Technology	5	$46,266	$47,110
Customer related intangible assets	5-8	5,179	5,316

		51,446	52,426
Accumulated amortization:
Technology		46,091	45,202
Customer related intangible assets		4,600	4,224

		50,691	49,426

		$755	$3,000

Schedule of Estimated Future Amortization
The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of September 30, 2012 is as follows:

(in thousands)

Q4 2012	266
2013	301
2014	163
2015	25

$755

*	Amortization of intangible assets (excluding deferred tax) amounted to $1,265, $5,414 and $2,950 thousand for the years ended September 30, 2012, 2011 and 2010 respectively.